EQUITY BASED COMPENSATION - Assumptions (Details3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY-BASED COMPENSATION
Weighted-average grant date fair value of equity options granted	$ 7.85	$ 1.84
Assumptions for equity options granted:
Underlying Equity	20.00
Strike Price	$ 20.00
Dividend Yield (%)	0.00%
Risk free rate(%), minimum	1.68%
Risk free rate(%), maximum	2.00%
Volatility (%), minimum	46.60%
Volatility (%), maximum	46.80%
Vested (in shares)	0	229,747	257,973
Minimum
Assumptions for equity options granted:
Expected Term (Years)	4 years
Maximum
Assumptions for equity options granted:
Expected Term (Years)	6 years